Dechert LLP

1775 I Street N.W.

Washington, DC 20006

August 30, 2005

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	Pre-Effective Amendment No. 1 to Form N-14 for Munder Series Trust on behalf of the Munder Internet Fund (File No. 333-126863)

Ladies and Gentlemen:

Attached for filing via the EDGAR system is Pre-Effective Amendment No. 1 (“PEA 1”) to the registration statement on Form N-14 under the Securities Act of 1933, as amended (“1933 Act”), for Munder Series Trust (the “Trust”). This Form N-14 is being filed in connection with a reorganization in which the Munder Internet Fund, a series of the Trust, will acquire all of the assets of the Amerindo Technology Fund, also a series of Amerindo Funds Inc., in exchange for Class A shares of the Munder Internet Fund and the assumption by the Munder Internet Fund of the liabilities of the Amerindo Technology Fund. The initial filing on Form N-14 was made on July 25, 2005.

PEA 1 is being filed to add required exhibits and to include certain financial information for the Munder Internet Fund for the fiscal year ended June 30, 2005 that was not available as of the date of the original filing. PEA 1 also includes text responsive to comments received from the staff of the Securities and Exchange Commission, to which the Trust has responded in separate correspondence.

A request for acceleration pursuant to Rule 461 of the 1933 Act will be filed under separate cover.

Please call me at 202.261.3446 or Jane A. Kanter at 202.261.3302 with any questions or further comments you may have regarding the enclosed Form N-14 or if we may expedite the staff’s review in any way.

Very truly yours,

/s/ Jennifer O. Epstein
Jennifer O. Epstein

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